Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 496,631,340	$ 15,145,817	$ 488,429,585	$ 534,314,001
Write-downs of inventories	$ 469,876	$ 14,330	$ 3,389,936	$ 2,031,485